Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2035 Fund	Aug. 16, 2024
Fidelity Freedom Index 2035 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.33%
Since Inception	8.53%	[1]
Fidelity Freedom Index 2035 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.57%
Since Inception	7.79%	[1]
Fidelity Freedom Index 2035 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.51%
Since Inception	6.47%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	15.35%
F1906
Average Annual Return:
Past 1 year	17.43%
Since Inception	8.57%

[1]	A From June 24, 2020 .